Convertible Debt - Related Party (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Less, noncurrent portion	$ (517,780)	$ (387,070)	$ (1,360,960)
Convertible debt | Emerald Health Sciences Inc
Short-term Debt [Line Items]
Total principal value	2,014,500	2,014,500	2,000,000
Unamortized debt discount	(1,491,997)	(1,622,344)	(587,617)
Unamortized debt issuance costs	(4,723)	(5,086)	(51,423)
Current convertible debt - related party	517,780	387,070	1,360,960
Less, noncurrent portion	(517,780)	(387,070)	(1,360,960)
Current convertible debt - related party	$ 0	$ 0	$ 0